Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt
Debt

Information concerning short-term borrowings is as follows:

December 31	2016	2015
Short-term borrowings	$39.5	$38.2
Weighted-average interest rates	11.1%	17.8%

We maintain separate bank credit lines with financial institutions to meet working capital needs of our subsidiary operations. As of December 31, 2016, such uncommitted credit lines totaled $281.5, of which $241.3 was unused. Under our revolving credit agreement, total subsidiary borrowings cannot exceed $300.0 in the first, second and fourth quarters, and $600.0 in the third quarter of each year.

A summary of long-term debt is as follows:

December 31	2016	2015
Euro-denominated notes:
€400 due September 2022	$417.7	$431.0
€350 due June 2018	367.5	379.2
Other	0.7	6.7
	785.9	816.9
Less — current maturities	0.3	6.0
Long-term debt	$785.6	$810.9

Euro Notes

On September 11, 2015, we offered and sold €400.0 aggregate principal amount of the Company's 1.875% notes due September 11, 2022 (the "€400.0 Notes"). The net proceeds from the €400.0 Notes of €397.4 were used for general corporate purposes, including share repurchases and the acquisition of or investment in complementary businesses or other assets. The €400.0 Notes were issued at a price of 99.753% to yield an effective interest rate of 1.913%. Interest on the €400.0 Notes is payable in arrears on September 11 of each year. We may redeem the €400.0 Notes, in whole but not in part, at our option at any time for a redemption price determined in accordance with the term of the €400.0 Notes.

We also have €350.0 aggregate principal amount 4.50% notes due June 22, 2018 (the “€350.0 Notes”), which were issued at a price of 99.974% to yield an effective interest rate of 4.505%. Interest on the €350.0 Notes is payable in arrears on June 22 of each year. We may redeem the €350.0 Notes, in whole but not in part, at our option at any time for a redemption price determined in accordance with the term of the €350.0 Notes.

When the €400.0 Notes and €350.0 Notes mature, we plan to repay the amounts with available cash, borrowings under our $600.0 revolving credit facility or a new borrowing. The credit terms, including interest rate and facility fees, of any replacement borrowings will be dependent upon the condition of the credit markets at that time. We currently do not anticipate any problems accessing the credit markets should we decide to replace either the €400.0 Notes or the €350.0 Notes.

Both the €400.0 Notes and €350.0 Notes contain certain customary non-financial restrictive covenants and events of default and are unsecured senior obligations and rank equally with all of our existing and future senior unsecured debt and other liabilities. A portion of these notes has been designated as a hedge of our net investment in subsidiaries with a Euro-functional currency as of December 31, 2016. For this portion of the Euro-denominated notes, since our net investment in these subsidiaries exceeds the respective amount of the designated borrowings, the related translation gains or losses are included as a component of accumulated other comprehensive loss. (See Note 12 to the Consolidated Financial Statements for further information.)

Revolving Credit Agreement

We have a Five Year Credit Agreement (the “Credit Agreement”) with a syndicate of commercial banks with a termination date of September 16, 2020. The Credit Agreement allows for borrowing of $600.0 in various currencies, and up to $150.0 may be used for the issuance of stand-by letters of credit. We had no borrowings under this facility as of both December 31, 2016 and 2015. Outstanding letters of credit issued under the Credit Agreement totaled $0.8 and $0.9 as of December 31, 2016 and 2015, respectively. Additional borrowings of $599.2 and $599.1 were available to us under the facility as of December 31, 2016 and 2015, respectively.
Under the Credit Agreement, a credit ratings-based pricing grid determines the facility fee and the credit spread that we add to the applicable interbank borrowing rate on all borrowings. At our current credit rating, the annual facility fee is 12.5 basis points paid on the entire facility and the credit spread is 100.0 basis points on any borrowings.

The Credit Agreement contains customary restrictive covenants pertaining to our management and operations, including limitations on the amount of subsidiary debt that we may incur and limitations on our ability to pledge assets, as well as financial covenants requiring, among other things, that we comply with a leverage ratio (net Debt-to-EBITDA) of not greater than 3.5 to 1 and a fixed charge coverage ratio of not less than 1.5 to 1. The Credit Agreement also contains customary events of default, including, among others, payment defaults, material inaccuracy of representations and warranties, covenant defaults, bankruptcy or involuntary proceedings, certain monetary and non-monetary judgments, change of control and customary ERISA defaults.

Debt Maturities

The maturities of long-term debt payable within each of the four years subsequent to December 31, 2017 are as follows: 2018 — $367.8, 2019 — $0.1, 2020 — $0.0, 2021 — $0.0.